Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans [Abstract]
Threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review	$ 500,000
Period threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review, days	90 days
Minimum consumer charge-offs past due, days	120 days
Maximum consumer charge-offs past due, days	150 days
Recorded investment of TDRs	220,900,000	289,100,000
Commitments to lend additional funds to borrowers	7,100,000	6,300,000
Percentage of investment in TDR corporate finance	74.00%
Percentage of TDRs non-accrual	33.00%	29.00%
Troubled debt restructuring, payment deferral rate	88.00%	86.00%
Troubled debt restructuring, covenant relief rate, other	11.00%	8.00%
Troubled debt restructuring, interest rate reductions	1.00%	6.00%
Debt forgiveness impact on combined financial statement	$ 12,200,000	$ 1,400,000